UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2011 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 15.5%
12,773	Bed Bath & Beyond, Inc.*	$613,104
18,397	DIRECTV, Class A*	779,849
12,921	Dollar Tree, Inc.*	653,544
24,821	Expedia, Inc.	624,497
3,638	Netflix, Inc.*	778,823
13,210	O’Reilly Automotive, Inc.*	750,724
1,789	Priceline.com, Inc.*	766,622
		4,967,163
	Consumer Staples - 2.5%
13,867	Hansen Natural Corp.*	785,427

	Financials - 5.5%
7,179	Arch Capital Group Ltd.*	633,547
1,736	CME Group, Inc.	535,660
8,995	T. Rowe Price Group, Inc.	592,950
		1,762,157
	Health Care - 10.2%
9,104	Biogen Idec, Inc.*	596,039
7,753	Celgene Corp.*	399,512
26,885	Mylan, Inc.*	622,657
8,688	Perrigo Co.	631,965
8,121	Teva Pharmaceutical Industries Ltd. ADR (Israel)	443,813
23,474	Warner Chilcott PLC, Class A (Ireland)	563,141
		3,257,127
	Information Technology - 61.0%
18,714	Adobe Systems, Inc.*	618,498
6,676	Akamai Technologies, Inc.*	322,584
21,278	Altera Corp.	799,414
33,716	ARM Holdings PLC ADR (United Kingdom)	844,249
27,409	AsiaInfo-Linkage, Inc.*	588,197
15,460	ASML Holding NV (Netherlands)	649,475
13,774	BMC Software, Inc.*	657,020
15,002	Broadcom Corp., Class A	676,440
15,701	Check Point Software Technologies Ltd. (Israel)*	699,480
24,613	Cisco Systems, Inc.*	520,565
11,022	Cognizant Technology Solutions Corp., Class A*	804,055
24,409	eBay, Inc.*	741,057
6,225	F5 Networks, Inc.*	674,666
3,547	First Solar, Inc.*	548,295
10,482	Fiserv, Inc.*	647,473
1,020	Google, Inc., Class A*	612,367
24,833	Intel Corp.	532,916
12,325	Intuit, Inc.*	578,412
15,868	Linear Technology Corp.	552,048
34,871	Marvell Technology Group Ltd. (Bermuda)*	662,898
18,192	Microchip Technology, Inc.	663,462
69,882	Micron Technology, Inc.*	736,556
16,035	NetApp, Inc.*	877,596
33,859	Nuance Communications, Inc.*	688,354
20,415	Oracle Corp.	653,892
13,917	QUALCOMM, Inc.	753,327
11,008	Research In Motion Ltd. (Canada)*	650,683
13,249	SanDisk Corp.*	601,107
39,628	Telefonaktiebolaget LM Ericsson ADR (Sweden)*	490,198
20,505	Xilinx, Inc.	660,261
		19,505,545
	Telecommunication Services - 5.3%
5,473	Millicom International Cellular SA (Luxembourg)	510,357
14,367	NII Holdings, Inc.*	603,127
20,169	Vodafone Group PLC ADR (United Kingdom)	571,993
		1,685,477
	Total Investments (Cost $26,235,808)(a) - 100.0%	31,962,896
	Liabilities in excess of other assets - (0.0%)	(12,082)
	Net Assets - 100.0%	$31,950,814

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $26,235,832. The net unrealized appreciation was $5,727,064 which consisted of aggregate gross unrealized appreciation of $5,935,055 and aggregate gross unrealized depreciation of $207,991.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 2.1%
3,303	Bridgepoint Education, Inc.*	$60,313

	Consumer Staples - 4.5%
4,903	Cosan Ltd., Class A (Brazil)	63,641
1,237	Hansen Natural Corp.*	70,063
		133,704
	Energy - 2.5%
708	Cimarex Energy Co.	73,724

	Financials - 10.7%
3,624	Blackstone Group LP (The)	57,006
1,982	CNinsure, Inc. ADR (Cayman Islands)	33,436
2,164	EZCORP, Inc., Class A*	58,212
2,998	First Financial Bancorp	50,666
2,278	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	64,399
448	IntercontinentalExchange, Inc.*	53,979
		317,698
	Health Care - 4.2%
3,139	Mylan, Inc.*	72,699
1,467	Par Pharmaceutical Cos., Inc.*	52,401
		125,100
	Industrials - 1.9%
3,996	Seaspan Corp. (Hong Kong)	57,183

	Information Technology - 61.5%
1,623	Aixtron SE ADR (Germany)	67,354
3,894	Applied Materials, Inc.	61,097
3,309	AsiaInfo-Linkage, Inc.*	71,011
2,382	Avago Technologies Ltd. (Singapore)	68,387
3,665	Cirrus Logic, Inc.*	77,075
1,046	Cognizant Technology Solutions Corp., Class A*	76,306
2,173	Ebix, Inc.*	49,001
4,946	Entropic Communications, Inc.*	54,258
7,216	GT Solar International, Inc.*	79,701
1,325	InterDigital, Inc.	63,799
7,219	JA Solar Holdings Co. Ltd. ADR (China)*	49,811
1,740	JDA Software Group, Inc.*	52,513
2,214	JinkoSolar Holding Co. Ltd. ADR (Cayman Islands)*	57,808
1,509	KLA-Tencor Corp.	66,517
962	Lam Research Corp.*	47,994
4,769	LDK Solar Co. Ltd. ADR (China)*	59,660
1,534	Microchip Technology, Inc.	55,945
2,036	Netlogic Microsystems, Inc.*	70,975
1,701	Novellus Systems, Inc.*	61,355
6,200	PMC - Sierra, Inc.*	48,484
6,769	Renesola Ltd. ADR (British Virgin Islands)*	71,548
726	Research In Motion Ltd. (Canada)*	42,914
2,568	Semtech Corp.*	56,072
2,651	Skyworks Solutions, Inc.*	84,222
672	SouFun Holdings Ltd. ADR (Cayman Islands)*	51,852
3,847	Teradyne, Inc.*	64,168
1,725	Texas Instruments, Inc.	58,495
2,263	Trina Solar Ltd. ADR (Cayman Islands)*	58,996
1,126	Veeco Instruments, Inc.*	48,711
4,152	Yingli Green Energy Holding Co. Ltd. ADR (China)*	48,080
		1,824,109
	Materials - 12.6%
1,074	Barrick Gold Corp. (Canada)	51,026
711	Cliffs Natural Resources, Inc.	60,762
3,211	Gold Fields Ltd. ADR (South Africa)	50,959
3,197	IAMGOLD Corp. (Canada)	60,807
759	Newmont Mining Corp.	41,798
1,669	Vale SA ADR (Brazil)	58,131
4,400	Yamana Gold, Inc. (Canada)	49,720
		373,203
	Total Common Stocks and Other Equity Interests (Cost $2,626,850)	2,965,034

	Money Market Fund - 0.0%
205	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $205)	205

	Total Investments (Cost $2,627,055)(a) - 100.0%	2,965,239
	Liabilities in excess of other assets - (0.0%)	(725)
	Net Assets-100.0%	$2,964,514

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,627,059. The net unrealized appreciation was $338,180 which consisted of aggregate gross unrealized appreciation of $403,082 and aggregate gross unrealized depreciation of $64,902.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

January 31, 2011 (Unaudited)

Principal Amount		Value
	Long-Term Investments - 78.7%
	Corporate Bonds - 9.2%
$75,000	Anheuser-Busch InBev Worldwide, Inc. 2.875%, 02/15/16	$75,190
50,000	Arcelormittal (Luxembourg) 3.750%, 08/05/15	50,642
50,000	Bank of America Corp. 3.700%, 09/01/15	50,320
100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	102,150
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	82,362
50,000	Corn Products International, Inc. 4.625%, 11/01/20	49,491
50,000	CSX Corp. 3.700%, 10/30/20	47,382
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 7.625%, 05/15/16	55,561
50,000	Discovery Communications LLC 3.700%, 06/01/15	52,059
60,000	Enterprise Products Operating LLC 3.200%, 02/01/16	60,369
50,000	Morgan Stanley 2.250%, 03/13/12	51,021
50,000	PNC Funding Corp. 4.375%, 08/11/20	49,595
50,000	Raytheon Co. 1.625%, 10/15/15	48,107
50,000	Southern Power Co., Series D 4.875%, 07/15/15	54,246
35,000	Symantec Corp. 2.750%, 09/15/15	34,277
25,000	Union Pacific Corp. 4.000%, 02/01/21	24,684
70,000	UnitedHealth Group, Inc. 3.875%, 10/15/20	66,987
50,000	WellPoint, Inc. 4.350%, 08/15/20	49,864
50,000	Wells Fargo & Co. 2.125%, 06/15/12	51,074
		1,055,381
	United States Government and Agencies Obligations - 69.5%
	Federal Home Loan Mortgage Corporation - 10.0%
200,000	0.625%, 12/28/12	200,097
200,000	1.125%, 07/27/12	201,969
700,000	4.125%, 12/21/12	745,945
		1,148,011
	Federal National Mortgage Association - 6.2%
400,000	0.500%, 10/30/12	399,658
300,000	1.125%, 07/30/12, Series 1	302,868
		702,526
	United States Treasury Notes - 53.3%
1.050,000	0.750%, 12/15/13	1,044,914
650,000	1.000%, 01/15/14	650,762
650,000	1.375%, 09/15/12	659,649
745,000	1.125%, 06/15/13	752,156
340,000	1.375%, 03/15/12	344,064
385,000	1.375%, 05/15/12	390,053
145,000	1.375%, 10/15/12	147,220
130,000	1.375%, 01/15/13	132,041
285,000	1.375%, 03/15/13	289,565
250,000	1.375%, 05/15/13	253,947
195,000	1.500%, 07/15/12	198,169
700,000	1.875%, 06/15/12	714,356
500,000	2.125%, 05/31/15	510,353
		6,087,249
	Total Long-Term Investments (Cost $6,072,110)	8,993,167

	Short-Term Investments - 20.8%
	Corporate Bonds - 0.9%
100,000	Citibank NA, Series 1 1.500%, 07/12/11	100,595

	United States Treasury Notes - 19.9%
360,000	0.875%, 02/28/11	360,213
1,050,000	0.875%, 03/31/11(a)	1,106,336
706,000	4.750%, 03/31/11	711,148
96,000	4.875%, 05/31/11	97,481
		2,275,178
	Total Short-Term Investments (Cost $5,228,727)	2,375,773
	Total Investments (Cost $11,300,837)(b) - 99.5%	11,368,940
	Other assets less liabilities(c) - 0.5%	53,474
	Net Assets - 100.0%	$11,422,414

Notes to Schedule of Investments:

(a) All or portion of security segregated as collateral for financial futures contracts.

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $11,302,797. The net unrealized appreciation was $66,143 which consisted of aggregate gross unrealized appreciation of $76,753 and aggregate gross unrealized depreciation of $10,610.

(c) Includes net unrealized appreciation on financial futures contracts as follows:

Open Futures Contracts as of January 31, 2011

	Number
	of			Unrealized
Contract	Contracts	Expiration Date/Commitment	Value	Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	10	March-2011/Long	$2,191,875	$(339)
U.S. Treasury 5 Year Notes	1	March-2011/Short	(118,414)	(510)
U.S. Treasury 10 Year Notes	7	March-2011/Short	(845,578)	4,010
			$1,227,883	$3,161

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.1%
	Consumer Discretionary - 7.3%
1,154	Comcast Corp., Class A	$26,254
11,491	Ford Motor Co.*	183,281
594	Target Corp.	32,569
1,217	Time Warner, Inc.	38,275
		280,379
	Energy - 16.9%
2,363	Chevron Corp.	224,320
3,525	ConocoPhillips	251,896
1,548	Exxon Mobil Corp.	124,893
533	Occidental Petroleum Corp.	51,530
		652,639
	Financials - 12.1%
266	ACE Ltd.	16,383
3,523	American Express Co.	152,828
718	Berkshire Hathaway, Inc., Class B*	58,696
1,659	Capital One Financial Corp.	79,897
560	Chubb Corp. (The)	32,441
5,397	Citigroup, Inc.*	26,014
623	Prudential Financial, Inc.	38,321
61	Public Storage REIT	6,648
120	Simon Property Group, Inc. REIT	12,174
339	Travelers Cos., Inc. (The)	19,072
686	Wells Fargo & Co.	22,240
		464,714
	Health Care - 27.7%
411	Abbott Laboratories	18,561
1,244	Aetna, Inc.	40,977
2,531	Amgen, Inc.*	139,408
772	Biogen Idec, Inc.*	50,543
2,628	Bristol-Myers Squibb Co.	66,173
3,798	Cardinal Health, Inc.	157,655
4,857	Eli Lilly & Co.	168,878
903	Johnson & Johnson	53,972
7,884	Pfizer, Inc.	143,647
5,489	UnitedHealth Group, Inc.	225,323
		1,065,137
	Industrials - 3.1%
223	Boeing Co. (The)	15,494
5,063	General Electric Co.	101,969
68	Tyco International Ltd. (Switzerland)	3,048
		120,511
	Information Technology - 25.8%
490	Accenture PLC, Class A (Ireland)	25,220
655	Apple, Inc.*	222,255
3,707	Applied Materials, Inc.	58,163
799	Cisco Systems, Inc.*	16,899
944	Corning, Inc.	20,966
11,271	Dell, Inc.*	148,326
5,483	Intel Corp.	117,665
998	International Business Machines Corp.	161,676
6,365	Microsoft Corp.	176,470
2,616	Symantec Corp.*	46,068
		993,708
	Materials - 4.3%
2,153	Alcoa, Inc.	35,675
361	Freeport-McMoRan Copper & Gold, Inc.	39,259
1,650	Newmont Mining Corp.	90,865
		165,799
	Telecommunication Services - 2.9%
2,129	AT&T, Inc.	58,590
11,744	Sprint Nextel Corp.*	53,083
		111,673
	Total Investments (Cost $3,333,938)(a)- 100.1%	3,854,560
	Liabilities in excess of other assets - (0.1%)	(2,045)
	Net Assets - 100.0%	$3,852,515

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $3,345,163. The net unrealized appreciation was $509,397 which consisted of aggregate gross unrealized appreciation of $579,937 and aggregate gross unrealized depreciation of $46,540.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

January 31, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trusts and Other Equity Interests - 99.9%
	Apartments - 17.2%
6,620	AvalonBay Communities, Inc.	$767,457
5,360	Camden Property Trust	297,105
21,746	Equity Residential	1,178,416
2,478	Essex Property Trust, Inc.	287,448
3,002	Home Properties, Inc.	167,151
2,734	Mid-America Apartment Communities, Inc.	174,292
		2,871,869
	Diversified - 11.5%
6,943	Digital Realty Trust, Inc.	377,699
4,863	DuPont Fabros Technology, Inc.	111,460
8,897	Liberty Property Trust	309,349
1,522	PS Business Parks, Inc.	88,595
5,578	Vornado Realty Trust	491,366
5,153	Washington Real Estate Investment Trust	158,094
16,472	Weyerhaeuser Co.	381,821
		1,918,384
	Forestry - 2.1%
6,689	Plum Creek Timber Co., Inc.	280,068
1,790	Potlatch Corp.	66,499
		346,567
	Health Care - 10.7%
9,742	HCP, Inc.	361,331
11,509	Health Care REIT, Inc.	564,862
9,977	Nationwide Health Properties, Inc.	374,636
10,003	Senior Housing Properties Trust	224,267
4,802	Ventas, Inc.	266,319
		1,791,415
	Hotels - 8.2%
9,659	Hospitality Properties Trust	240,220
51,843	Host Hotels & Resorts, Inc.	959,614
5,838	LaSalle Hotel Properties	162,121
		1,361,955
	Office Property - 16.7%
4,343	Alexandria Real Estate Equities, Inc.	334,585
10,500	BioMed Realty Trust, Inc.	187,425
10,785	Boston Properties, Inc.	1,017,780
11,063	Brandywine Realty Trust	128,331
5,878	CommonWealth REIT	156,766
5,303	Corporate Office Properties Trust	193,825
6,535	Franklin Street Properties Corp.	97,960
5,716	Highwoods Properties, Inc.	187,313
4,220	Kilroy Realty Corp.	160,951
6,285	Mack-Cali Realty Corp.	220,101
5,407	Piedmont Office Realty Trust, Inc., Class A	106,950
		2,791,987
	Paper & Related Products - 1.2%
3,352	Rayonier, Inc.	198,472

	Regional Malls - 11.8%
4,777	Pennsylvania Real Estate Investment Trust	65,254
18,826	Simon Property Group, Inc.	1,909,897
		1,975,151
	Shopping Centers - 4.6%
4,745	Federal Realty Investment Trust	381,640
12,497	Kimco Realty Corp.	226,071
6,482	Tanger Factory Outlet Centers, Inc.	169,245
		776,956
	Single Tenant - 1.3%
1,994	Getty Realty Corp.	57,906
6,660	National Retail Properties, Inc.	165,501
		223,407
	Storage - 6.4%
9,817	Public Storage	1,069,857

	Warehouse/Industrial - 8.2%
13,130	AMB Property Corp.	440,511
18,020	DCT Industrial Trust, Inc.	99,831
2,280	EastGroup Properties, Inc.	99,385
4,230	First Potomac Realty Trust	68,103
44,191	ProLogis	659,330
		1,367,160
	Total Real Estate Investment Trusts and Other Equity Interests (Cost $15,062,992)	16,693,180

	Money Market Fund - 0.0%
7,986	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,986)	7,986

	Total Investments (Cost $15,070,978)(a) - 99.9%	16,701,166
	Other assets less liabilities - 0.1%	10,431
	Net Assets - 100.0%	$16,711,597

Investment Abbreviations:

REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $15,087,693. The net unrealized appreciation was $1,613,473 which consisted of aggregate gross unrealized appreciation of $1,667,634 and aggregate gross unrealized depreciation of $54,161.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principals (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments. During the three-month period ended January 31, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active AlphaQ Fund
Equity Securities	$31,962,896	$—	$—	$31,962,896

PowerShares Active Alpha Multi-Cap Fund
Equity Securities	2,965,034	—	—	2,965,034
Money Market Fund	205	—	—	205
Total	2,965,239	—	—	2,965,239

PowerShares Active Low Duration Fund
Corporate Debt Securities	—	1,155,976	—	1,155,976
U.S. Government Sponsored Agency Securities	—	1,850,537	—	1,850,537
U.S. Treasury Securities	—	8,362,427	—	8,362,427
Futures Contract *	3,161	—	—	3,161
Total	3,161	11,368,940	—	11,372,101

PowerShares Active Mega Cap Fund
Equity Securities	3,854,560	—	—	3,854,560

PowerShares Active U.S. Real Estate Fund
Equity Securities	16,693,180	—	—	16,693,180
Money Market Fund	7,986	—	—	7,986
Total Investments	16,701,166	—	—	16,701,166

* Unrealized appreciation.

Derivative Investments

Active Low Duration has implemented new required Disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of January 31, 2011:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
PowerShares Active Low Duration Fund
Interest rate risk
Futures contracts (a)	$4,010	$(849)

(a)      Includes cumulative appreciation (depreciation) of futures contracts.

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 25, 2011